UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21893
Nuveen Global Government Enhanced Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Global Government Enhanced Income Fund (JGG)
September 30, 2007

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Sovereign Debt – 24.7% (3)

		Greece – 8.8%

11,000	EUR	Hellenic Republic	4.300%	7/20/17	A1	$15,277,813

		Sweden – 10.2%

119,000	SEK	Republic of Sweden	3.750%	8/12/17	AAA	17,668,191

		Turkey – 5.7%

7,100	TRY	Republic of Turkey, Government Bond	14.000%	1/19/11	Ba3	5,726,471
5,000	TRY	Republic of Turkey, Government Bond	16.000%	3/07/12	Baa3	4,200,497

12,100		Total Turkey				9,926,968

		Total Sovereign Debt (cost $40,528,483)				42,872,972

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Government and Agency Obligations – 21.5%

$6,600	Federal Home Loan Mortgage Corportation, Notes (4)	0.000%	12/07/07	Aaa	$6,545,279
5,400	Federal National Mortgage Association	0.000%	12/14/07	Aaa	5,350,552
8,900	Federal National Mortgage Association	0.000%	1/04/08	Aaa	8,797,009
17,000	Federal Home Loan Banks, Discount Notes	0.000%	1/11/08	Aaa	16,788,792

$37,900	Total U.S. Government and Agency Obligations (cost $37,442,616)				37,481,632

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments – 56.8%

	U.S. Government and Agency Obligations – 53.8%

$60,000	Federal National Mortgage Association	0.000%	10/10/07	Aaa	$59,922,900
24,000	Federal National Mortgage Association	0.000%	11/09/07	Aaa	23,866,880
4,000	Federal Farm Credit Banks, Consolidated Systemwide Notes	0.000%	11/15/07	Aaa	3,977,500
6,000	Federal Home Loan Banks, Discount Notes	0.000%	11/28/07	Aaa	5,956,740

94,000	Total U.S. Government and Agency Obligations (cost $93,724,020)				93,724,020

	Repurchase Agreements – 3.0%

5,146	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $5,147,199, collateralized by $4,165,000 U.S. Treasury Bonds, 7.250%, due 8/15/22, value $5,253,106	3.750%	10/01/07	NA	5,145,591

$99,146	Total Short-Term Investments (cost $98,869,611)				98,869,611

	Put		Call
	Notional		Notional		Expiration	Strike
Type	Amount (5)		Amount		Date	Price	Value

Put Options – 0.9%

Goldman Sachs Currency Option	34,000,000	BRL	17,000,000	USD	10/18/07	$2.000	$1,546,728

Total Put Options (cost $425,510)							1,546,728

		Floating	Pay/Receive
		Rate	Floating	Exercise	Expiration	Notional
Description	Counter Party	Index	Rate	Rate	Date	Amount	Premium	Value

	Put Swaptions – 0.0%

OTC – 10-Year Interest Rate Swap	Citibank	6-Month NIBOR	Receive	7.200%	12/27/07	110,000,000 NOK	16,500 NOK	$3
OTC – 10-Year Interest Rate Swap	Citibank	6-Month CIBOR	Receive	6.350%	12/27/07	100,000,000 DKK	15,000 DKK	2
OTC – 10-Year Interest Rate Swap	Goldman Sachs	6-Month WIBOR	Receive	7.640%	12/27/07	51,000,000 PLN	3,000 USD	0
OTC – 10-Year Interest Rate Swap	Goldman Sachs	6-Month PRIBOR	Receive	6.440%	12/27/07	390,000,000 CZK	3,000 USD	0
OTC – 10-Year Interest Rate Swap	Goldman Sachs	3-Month STIBOR	Receive	6.380%	12/27/07	119,000,000 SEK	2,281 USD	1
OTC – 10-Year Interest Rate Swap	Goldman Sachs	6-Month EURIBOR	Receive	6.175%	12/27/07	11,000,000 EUR	1,166 USD	1
OTC – 10-Year Interest Rate Swap	Goldman Sachs	6-Month LIBOR	Receive	4.950%	12/27/07	21,200,000 CHF	1,817 USD	1

	Total Put Swaptions (cost $17,105)							8

	Total Investments (cost $177,283,325)							180,770,951

		Floating	Pay/Receive
		Rate	Floating	Exercise	Expiration	Notional
Description	Counter Party	Index	Rate	Rate	Date	Amount	Premium	Value

	Call Swaptions Written – (0.1%)

OTC – 10-Year Interest Rate Swap	Citibank	6-Month CIBOR	Receive	4.745%	10/22/07	(100,000,000) DKK	(302,500) DKK	$(57,863)
OTC – 10-Year Interest Rate Swap	Citibank	6-Month NIBOR	Receive	5.660%	10/24/07	(110,000,000) NOK	(324,500) NOK	(60,190)
OTC – 10-Year Interest Rate Swap	Morgan Stanley	3-Month STIBOR	Receive	4.700%	10/19/07	(119,000,000) SEK	(301,070) SEK	(11,800)
OTC – 10-Year Interest Rate Swap	Morgan Stanley	28-Day TIIE	Receive	8.220%	10/25/07	(200,000,000) MXN	(600,000) MXN	(48,065)
OTC – 10-Year Interest Rate Swap	UBS	6-Month LIBOR	Receive	3.403%	10/22/07	(21,200,000) CHF	(72,080) CHF	(61,757)

	Total Call Swaptions Written (premium received $277,900)							(239,675)

	Other Assets Less Liabilities – (3.8)%							(6,543,210)

	Net Assets – 100%							$173,988,066

Forward Foreign Currency Exchange Contracts outstanding at September 30, 2007:

					Unrealized
					Appreciation
Currency Contracts	Amount	In Exchange For	Amount	Settlement	(Depreciation)
to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

Australian Dollar	2,500,000	U.S. Dollar	2,145,000	10/17/07	$(71,729)
Australian Dollar	2,000,000	Canadian Dollar	1,754,350	1/03/08	8,964
Brazilian Real	9,362,250	U.S. Dollar	4,750,000	10/02/07	(355,308)
Brazilian Real	7,396,875	U.S. Dollar	3,750,000	10/02/07	(283,574)
Brazilian Real	7,488,000	U.S. Dollar	4,000,000	10/02/07	(83,265)
Brazilian Real	24,247,125	U.S. Dollar	12,953,216	10/22/07	(239,196)
Canadian Dollar	1,754,350	Australian Dollar	2,000,000	1/03/08	(7,225)
Canadian Dollar	1,715,685	New Zealand Dollar	2,300,000	1/03/08	16,120
Danish Krone	23,477,080	U.S. Dollar	4,400,000	10/22/07	(93,077)
Euro	11,297,300	U.S. Dollar	15,434,936	11/15/07	(691,221)
Euro	3,000,000	Iceland Krona	270,660,000	12/21/07	7,448
Euro	3,002,996	Iceland Krona	270,660,000	12/21/07	(74,592)
Euro	2,820,256	Iceland Krona	270,660,000	9/24/08	307,267
Hungarian Forint	714,790,000	U.S. Dollar	3,857,474	10/17/07	(198,949)
Iceland Krona	243,846,000	U.S. Dollar	3,896,724	10/17/07	(43,711)
Iceland Krona	270,660,000	Euro	3,000,000	12/21/07	14,201
Iceland Krona	270,660,000	Euro	3,002,996	12/21/07	57,221
Iceland Krona	270,660,000	Euro	2,820,256	9/24/08	(296,779)
Indian Rupee	81,080,000	U.S. Dollar	2,042,317	10/17/07	8,120
Israeli Shekel	16,855,560	U.S. Dollar	3,905,366	10/25/07	(292,385)
Japanese Yen	509,117,400	U.S. Dollar	4,400,000	10/22/07	(44,207)
New Zealand Dollar	2,600,000	U.S. Dollar	1,999,655	10/23/07	33,467
New Zealand Dollar	2,300,000	Canadian Dollar	1,715,685	1/03/08	(15,766)
South African Rand	28,014,000	U.S. Dollar	3,905,860	10/16/07	(151,312)
Swedish Krona	130,000,000	U.S. Dollar	19,117,647	11/15/07	(1,084,546)
Swiss Franc	5,188,832	U.S. Dollar	4,400,000	10/22/07	(64,449)
Swiss Franc	4,777,600	U.S. Dollar	4,000,000	10/24/07	(111,268)
Taiwan Dollar	65,550,000	U.S. Dollar	2,000,000	10/15/07	(12,459)
Taiwan Dollar	72,765,000	U.S. Dollar	2,200,000	10/15/07	(33,967)
New Turkish Lira	6,025,000	U.S. Dollar	4,802,710	11/15/07	(112,347)
U.S. Dollar	12,980,260	Brazilian Real	24,247,125	10/02/07	241,887
U.S. Dollar	2,000,000	South African Rand	14,108,400	10/16/07	43,271
U.S. Dollar	2,165,813	Australian Dollar	2,500,000	10/17/07	50,916
U.S. Dollar	2,000,000	Hungarian Forint	357,720,000	10/17/07	30,056
U.S. Dollar	2,000,000	Hungarian Forint	357,070,000	10/17/07	26,367
U.S. Dollar	4,383,312	Hungarian Forint	790,000,000	10/17/07	99,926
U.S. Dollar	2,000,000	Indian Rupee	81,080,000	10/17/07	34,198
U.S. Dollar	2,000,000	Iceland Krona	121,298,000	10/17/07	(39,882)
U.S. Dollar	2,000,000	Iceland Krona	122,548,000	10/17/07	(19,683)
U.S. Dollar	4,400,000	Mexican Peso	48,518,800	10/17/07	30,824
U.S. Dollar	2,000,000	South African Rand	13,905,600	10/16/07	13,901
U.S. Dollar	2,000,000	Columbian Peso	4,340,000,000	10/18/07	140,485
U.S. Dollar	4,253,650	Australian Dollar	5,000,000	10/22/07	178,840
U.S. Dollar	2,000,000	Columbian Peso	4,103,600,000	10/22/07	23,211
U.S. Dollar	4,223,924	South African Rand	30,000,000	10/22/07	117,217
U.S. Dollar	2,046,226	New Zealand Dollar	2,600,000	10/23/07	(80,038)
U.S. Dollar	3,621,950	New Zealand Dollar	5,000,000	10/23/07	159,181
U.S. Dollar	4,000,000	Israeli Shekel	16,855,560	10/25/07	197,751
U.S. Dollar	1,663,252	Swedish Krona	11,000,000	11/15/07	46,164
U.S. Dollar	3,974,345	Swiss Franc	4,777,600	10/24/07	136,923

					$(2,477,009)

Interest Rate Swaps outstanding at September 30, 2007:

		Fund
		Pay/					Unrealized
		Receive	Floating		Fixed Rate		Appreciation
	Notional	Floating	Rate	Fixed Rate	Payment	Termination	(Depreciation)
Counterparty	Amount	Rate	Index	(Annualized)	Frequency	Date	(U.S. Dollars)

Goldman Sachs	110,000,000 NOK	Pay	6-Month NIBOR	4.810%	Annual	7/10/16	$(1,154,735)
Goldman Sachs	196,000,000 MXN	Pay	28-Day TIIE	9.150	28-Day	6/27/16	960,589
JPMorgan	56,000,000 PLN	Pay	6-Month WIBOR	5.650	Annual	7/10/16	101,930
Merrill Lynch	19,500,000 CAD	Pay	3-Month CAD-BA-CDOR	4.353	Semiannual	11/21/16	(647,292)
Morgan Stanley	2,100,000,000 JPY	Pay	6-Month JPY LIBOR	2.116	Semiannual	7/13/17	495,034
Morgan Stanley	395,000,000 CZK	Pay	6-Month PRIBOR	4.060	Annual	7/11/16	(429,882)
Morgan Stanley	103,000,000 DKK	Pay	6-Month CIBOR	4.458	Annual	7/7/16	(477,938)
UBS	21,200,000 CHF	Pay	6-Month CHF LIBOR	3.443	Annual	9/24/17	(22,996)

							$(1,175,290)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Additional Sovereign Debt exposure is obtained from the Interest Rate Swap transactions.

(4)	Portion of investment, with an aggregate market value of $1,378,475, has been pledged to collateralize the net payment obligations under interest rate swap contracts.

(5)	Put Notional Amount is calculated by multiplying the Call Notional Amount by Strike Price.

BRL CAD CHF CZK DKK EUR JPY PLN MXN NOK SEK TRY USD BA-CDOR CIBOR EURIBOR LIBOR NIBOR PRIBOR STIBOR TIIE WIBOR NA
Brazilian Real
Canadian Dollar
Swiss Franc
Czech Koruna
Danish Krone
Euro
Japanese Yen
Polish Zloty
Mexican Peso
Norwegian Krone
Swedish Krona
New Turkish Lira
U.S. Dollar
Bankers Acceptances Offered Rate
Copenhagen Inter-Bank Offered Rate
Europe Inter-Bank Offered Rate
London Inter-Bank Offered Rate
Norwegian Inter-Bank Offered Rate
Prague Inter-Bank Offered Rate
Stockholm Inter-Bank Offered Rate
Mexican Peso-Inter-Bank Equilibrium Interest Rate
Warsaw Inter-Bank Offered Rate
Not applicable

Incom Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $177,701,234.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$3,504,515
Depreciation	(434,798)

Net unrealized appreciation (depreciation) of investments	$3,069,717

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)    Nuveen Global Government Enhanced Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.